Contract liability - Explanation of Changes in Contract Liabilities (Details) SFr in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CHF (SFr)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CHF (SFr)
Disclosure Of Detailed Information About Contract Liability [Line Items]
Contract liability at beginning of period	SFr 45,887		SFr 28,327
Additions	18,584		27,000
Recognized as revenue	(9,330)		(9,344)
Offset of costs	(19,904)		(96)
Contract liability at end of period	35,237		45,887
Amgen
Disclosure Of Detailed Information About Contract Liability [Line Items]
Contract liability at beginning of period	18,983		28,327
Additions	0		0
Recognized as revenue	(9,330)		(9,344)
Offset of costs	0		0
Contract liability at end of period	9,653		18,983
Novartis
Disclosure Of Detailed Information About Contract Liability [Line Items]
Contract liability at beginning of period	19,904		0
Additions	18,584		20,000
Recognized as revenue	0		0
Offset of costs	(19,904)		(96)
Contract liability at end of period	18,584	$ 20,000	19,904
FOPH
Disclosure Of Detailed Information About Contract Liability [Line Items]
Contract liability at beginning of period	7,000		0
Additions	0		7,000
Recognized as revenue	0		0
Offset of costs	0		0
Contract liability at end of period	SFr 7,000		SFr 7,000